Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets Measured at Fair Value
	2025	2024
Cash and cash equivalents	$4,011	$3,652
Short-term investments	—	750
Trading marketable securities	307	259
Level 1 - Assets	$4,318	$4,661
Available-for-sale marketable securities:
Corporate and asset-backed debt securities	$52	$53
United States agency debt securities	—	1
United States treasury debt securities	37	34
Certificates of deposit	—	3
Total available-for-sale marketable securities	$89	$91
Foreign currency exchange forward contracts	46	225
Level 2 - Assets	$135	$316
Total assets measured at fair value	$4,453	$4,977

Liabilities Measured at Fair Value
	2025	2024
Deferred compensation arrangements	$307	$259
Level 1 - Liabilities	$307	$259
Foreign currency exchange forward contracts	$170	$77
Level 2 - Liabilities	$170	$77
Contingent consideration:
Beginning	$452	$289
Additions	123	208
Change in estimate and foreign exchange	24	8
Settlements	(81)	(53)
Ending	$518	$452
Level 3 - Liabilities	$518	$452
Total liabilities measured at fair value	$995	$788

Available-for-sale Securities

Fair Value of Available for Sale Securities by Maturity
	2025	2024
Due in one year or less	$41	$47
Due after one year through three years	$48	$44